Portfolio of Investments – as of December 31, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 88.8% of Net Assets

Non-Convertible Bonds — 86.7%
	ABS Car Loan — 3.2%
$500,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	$515,951
200,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.340%, 8/12/2031(a)	202,389
200,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	203,118
228,333	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	227,870
250,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	253,509
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	132,372
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	104,075
985,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	1,030,383
705,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	724,218
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	99,426
200,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	208,207
100,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	102,272
260,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	266,015
100,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	104,028
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	101,996
300,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	301,326
165,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	168,921
220,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	227,749
200,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	202,139
200,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380%, 3/17/2036(a)	203,014
385,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	396,360
335,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	341,701
160,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	163,760
680,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	702,231
300,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	301,372
485,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	492,207
522,511	FHF Issuer Trust, Series 2025-1A, Class A2, 4.920%, 2/15/2031(a)	521,105
815,000	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	815,794
215,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	221,001
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$300,000	First Investors Auto Owner Trust, Series 2025-1A, Class D, 5.220%, 12/15/2033(a)	$302,220
336,111	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	331,458
15,000	Flagship Credit Auto Trust, Series 2023-3, Class C, 6.010%, 7/16/2029(a)	15,008
200,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	200,918
255,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	260,909
305,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	315,498
200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	203,514
215,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	220,397
75,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	77,152
255,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	256,916
135,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	138,862
75,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	78,166
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	101,408
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	102,090
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	101,273
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	101,016
289,986	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	291,449
250,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	253,304
635,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	645,533
100,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	100,378
345,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.984%, 12/20/2030(a)(b)	345,265
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	103,634
200,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	204,560
640,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	661,676
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	102,122
200,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	203,088
		15,052,323
	ABS Credit Card — 0.5%
670,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	673,131
275,000	Mercury Financial Credit Card Master Trust, Series 2025-1A, Class B, 6.160%, 12/22/2031(a)	274,438
385,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.590%, 8/15/2029(a)	386,982

Principal Amount (‡)	Description	Value (†)

	ABS Credit Card — continued
$485,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	$488,362
385,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.800%, 5/15/2030(a)	389,469
		2,212,382
	ABS Home Equity — 2.9%
262,002	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	255,933
510,000	CAFL Issuer LLC, Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	510,000
385,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A1, 5.593%, 11/25/2030(a)(b)	385,859
150,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	137,243
210,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053(a)	189,442
936,650	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.150%, 12/27/2060(a)(b)	933,033
675,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	663,528
315,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	308,607
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	200,848
139,680	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	136,531
81,600	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	73,935
796,381	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	777,390
412,583	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	402,554
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	1,108,372
417,696	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.750%, 4/25/2061(a)(b)	417,839
115,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	105,569
580,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	582,687
665,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	670,977
315,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	315,734
245,857	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	229,467
240,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	238,378
200,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	198,246
295,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	291,306
100,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	98,664
380,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	375,286
200,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	197,376
340,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	319,391
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	$93,917
238,148	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	238,271
94,713	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	94,890
648,152	PRPM LLC, Series 2025-8, Class A1, 5.385%, 10/25/2030(a)(b)	649,103
594,909	Redwood Funding Trust, Series 2025-1, Class A, 7.584%, 5/27/2055(a)(b)	595,494
730,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	737,130
130,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	130,497
765,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	766,459
		13,429,956
	ABS Other — 6.4%
952,726	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	965,595
335,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	335,466
10,155	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.220%, 12/17/2029(a)	10,165
125,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	125,662
453,928	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	463,294
1,510,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	1,521,822
79,324	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	77,907
300,477	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	315,062
130,805	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	134,579
100,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	102,082
116,748	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	117,494
514,834	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	494,012
208,094	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	198,944
143,488	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	142,517
468,291	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	465,122
1,000,000	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	998,105
420,000	Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.316%, 5/25/2050(a)	424,268
430,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	435,506
75,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	75,763
225,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	215,901
740,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	733,732
269,956	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	257,760

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$98,140	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	$102,755
84,702	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	86,318
433,793	Foundation Finance Trust, Series 2025-1A, Class B, 5.260%, 4/15/2050(a)	438,399
311,941	Foundation Finance Trust, Series 2025-1A, Class D, 6.090%, 4/15/2050(a)	313,342
845,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	853,406
450,000	Frontier Issuer LLC, Series 2023-1, Class C, 11.500%, 8/20/2053(a)	463,466
675,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	752,375
760,000	GGAM Master Trust International Ltd., Series 2025-1A, Class A, 5.923%, 9/30/2060(a)	764,076
750,076	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	750,195
133,358	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	135,074
21,787	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	22,385
41,619	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	42,428
115,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	116,260
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	101,353
285,750	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	283,540
488,864	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	486,523
120,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	120,630
355,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	356,862
33,318	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	33,314
82,437	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	82,686
420,783	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	403,159
100,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	102,441
380,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	391,976
72,642	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	72,920
385,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	395,081
325,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	329,073
73,821	Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.100%, 6/20/2053(a)	72,592
240,000	Octane Receivables Trust, Series 2025-1A, Class D, 5.400%, 12/22/2031(a)	240,359
345,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	319,088
380,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	381,935
548,718	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	557,139
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$297,733	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	$299,469
710,000	OWN Equipment Fund III LLC, Series 2025-2M, Class A, 5.420%, 3/27/2034(a)	714,129
177,194	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	181,079
310,000	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.274%, 12/06/2055(a)	311,246
230,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	224,403
115,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	116,982
190,000	Regional Management Issuance Trust, Series 2025-2, Class D, 6.010%, 11/16/2037(a)	189,189
325,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	328,292
175,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	178,139
340,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	348,069
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	102,830
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	104,027
99,750	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	99,623
435,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	444,955
1,150,000	SF ABS Issuer LLC, Series 2025-1A, Class A2, 5.377%, 11/25/2055(a)	1,124,969
595,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	600,325
121,955	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	119,907
19,071	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	19,035
32,587	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	33,802
97,005	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	100,556
89,487	Sierra Timeshare Receivables Funding LLC, Series 2025-3A, Class C, 4.980%, 8/22/2044(a)	89,672
542,632	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	545,117
246,079	Slam Ltd., Series 2025-1A, Class A, 5.807%, 5/15/2050(a)	252,253
63,832	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	66,351
218,738	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	221,222
72,040	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	67,310
304,400	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	147,594
554,576	Sunnova Helios X Issuer LLC, Series 2022-C, Class C, 6.000%, 11/22/2049(a)	159,680
556,053	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	488,676
165,425	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	159,478
79,082	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	72,098

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$208,425	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	$205,687
678,197	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	681,191
995,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.126%, 11/15/2027(a)(b)	993,911
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	200,779
248,572	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	239,465
339,056	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	343,865
993,262	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	938,448
446,087	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	456,837
		30,152,568
	ABS Residential Mortgage — 1.5%
624,194	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	625,277
755,000	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	754,971
430,860	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	431,463
49,472	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	49,604
323,310	PRET LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	325,244
286,548	PRET LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	287,659
740,734	PRET LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	742,435
854,574	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	857,310
901,457	RCO IX Mortgage LLC, Series 2025-4, Class A1, 5.310%, 10/25/2030(a)(b)	901,797
413,143	RCO VIII Mortgage LLC, Series 2025-3, Class A1, 6.435%, 5/25/2030(a)(b)	414,049
780,223	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	781,867
262,025	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	262,951
602,826	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	604,225
		7,038,852
	ABS Student Loan — 0.7%
158,097	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	161,906
914,630	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	934,352
100,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	102,783
35,647	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	33,739
121,432	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	111,570
100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	81,288
170,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	123,619
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$385,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	$279,724
265,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	286,753
230,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	206,620
27,108	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	26,341
465,101	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 4.595%, 1/15/2053(a)(b)	460,585
475,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	426,155
		3,235,435
	ABS Whole Business — 0.7%
785,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	796,633
120,625	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	119,225
245,000	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	259,782
54,038	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	55,855
319,600	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	305,989
96,250	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	91,234
286,375	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	291,074
1,024,650	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	1,040,103
305,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	314,186
		3,274,081
	Aerospace & Defense — 2.1%
177,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	182,725
97,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	100,912
789,000	Boeing Co., 3.625%, 2/01/2031	757,907
985,000	Boeing Co., 5.150%, 5/01/2030	1,012,097
896,000	Boeing Co., 5.705%, 5/01/2040	914,617
2,395,000	Boeing Co., 5.805%, 5/01/2050	2,355,709
55,000	Boeing Co., 5.930%, 5/01/2060	53,931
295,000	Boeing Co., 6.528%, 5/01/2034	326,376
1,145,000	Boeing Co., 6.858%, 5/01/2054	1,285,994
1,315,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	1,361,246
875,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	911,352
12,000	TransDigm, Inc., 6.000%, 1/15/2033(a)	12,282
435,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	443,369
12,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	12,558
		9,731,075
	Agency Commercial Mortgage-Backed Securities — 0.0%
230,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	231,349
	Apartment REITs — 0.1%
285,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035,	281,298
	Automotive — 0.3%
335,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	331,037

Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$285,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	$289,694
510,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	498,747
300,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	302,757
		1,422,235
	Banking — 3.1%
1,510,000	Bank of America Corp., 6.110%, 1/29/2037	1,627,601
1,125,000	Bank of America Corp., (fixed rate to 2/12/2035, variable rate thereafter), 5.744%, 2/12/2036	1,172,248
757,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	664,316
295,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	303,098
445,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	442,755
1,590,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	1,652,187
2,050,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	2,157,253
365,000	Morgan Stanley, Series I, (fixed rate to 10/22/2035, variable rate thereafter), 4.892%, 10/22/2036	361,769
1,080,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	1,082,348
12,000	Synchrony Financial, 7.250%, 2/02/2033	12,891
270,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	276,831
635,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	661,782
200,000	UBS Group AG, (fixed rate to 11/06/2032, variable rate thereafter), 4.844%, 11/06/2033(a)	200,192
900,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	946,318
710,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(a)(c)	721,050
400,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	371,750
405,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(a)	411,678
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	203,863
1,210,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	1,206,221
		14,476,151
	Brokerage — 1.0%
520,000	BGC Group, Inc., 6.150%, 4/02/2030	538,431
1,185,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,221,966
200,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	209,290
225,000	Citadel LP, 6.000%, 1/23/2030(a)	235,040
175,000	Citadel LP, 6.375%, 1/23/2032(a)	185,737
12,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	12,525
12,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	12,609
360,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	379,943
1,670,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	1,769,451
272,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	284,137
		4,849,129
Principal Amount (‡)	Description	Value (†)

	Building Materials — 1.9%
$350,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035	$360,935
2,325,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	2,226,317
1,195,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	1,191,364
200,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(c)	208,580
1,265,000	CRH America Finance, Inc., 5.000%, 2/09/2036	1,269,368
979,000	Eagle Materials, Inc., 5.000%, 3/15/2036	958,961
545,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	556,295
775,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	795,582
1,404,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	1,461,396
		9,028,798
	Cable Satellite — 4.1%
34,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	33,731
1,025,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	616,770
70,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	72,244
170,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	178,798
85,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	89,542
220,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	133,223
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	122,000
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	967,988
2,540,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	1,842,836
465,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	270,863
514,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	520,062
208,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	210,796
644,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	658,201
2,215,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	2,147,990
2,710,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	2,660,549
270,000	DISH DBS Corp., 7.750%, 7/01/2026	266,714
6,237,370	EchoStar Corp., 10.750%, 11/30/2029	6,897,291
1,445,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,474,563
		19,164,161
	Chemicals — 0.3%
794,000	Ashland, Inc., 3.375%, 9/01/2031(a)	726,273
154,000	Chemours Co., 5.750%, 11/15/2028(a)	149,767
466,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	470,098
		1,346,138
	Construction Machinery — 1.0%
275,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	283,735
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	209,682
1,755,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	1,856,846
13,000	United Rentals North America, Inc., 3.750%, 1/15/2032	12,197
13,000	United Rentals North America, Inc., 3.875%, 2/15/2031	12,398

Principal Amount (‡)	Description	Value (†)

	Construction Machinery — continued
$973,000	United Rentals North America, Inc., 5.375%, 11/15/2033(a)	$972,311
1,100,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,145,840
		4,493,009
	Consumer Cyclical Services — 0.5%
1,870,000	Expedia Group, Inc., 5.400%, 2/15/2035	1,918,079
9,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	8,505
8,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	8,246
275,000	Uber Technologies, Inc., 4.800%, 9/15/2035	273,548
		2,208,378
	Consumer Products — 0.0%
8,000	Acushnet Co., 5.625%, 12/01/2033(a)	8,090
	Diversified Manufacturing — 0.0%
12,000	Esab Corp., 6.250%, 4/15/2029(a)	12,339
120,000	Otis Worldwide Corp., 5.131%, 9/04/2035	122,286
		134,625
	Electric — 0.3%
1,077,198	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	1,027,997
235,000	Southern Power Co., Series B, 4.900%, 10/01/2035	232,468
155,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	154,502
190,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	196,111
17,000	VoltaGrid LLC, 7.375%, 11/01/2030(a)	16,843
		1,627,921
	Environmental — 0.1%
6,000	Clean Harbors, Inc., 5.750%, 10/15/2033(a)	6,155
6,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	6,174
308,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	302,865
12,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	12,590
		327,784
	Finance Companies — 3.7%
1,845,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	1,703,524
645,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	582,322
1,375,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	1,372,309
300,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 5.916%, 1/15/2067(a)(b)	196,140
985,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	971,575
245,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	254,969
740,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	777,952
230,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	234,801
450,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	469,037
260,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	260,098
955,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	1,020,228
810,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	859,277
376,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	373,580
310,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	318,248
8,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	8,383
8,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	8,447
385,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	398,692
64,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	67,370
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$124,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	$133,183
16,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	16,782
16,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	16,237
105,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	106,441
285,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	289,303
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	68,113
945,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	1,010,653
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	961,044
3,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	3,176,395
530,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	492,421
595,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	608,590
655,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	672,388
		17,428,502
	Financial Other — 0.0%
205,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(d)	3,587
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	3,500
190,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(d)	3,325
200,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(d)	3,500
205,967	Country Garden Holdings Co. Ltd., Series AI, 4.000% PIK and/or 1.000% Cash, 12/31/2032(e)	13,278
197,207	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(e)	4,133
330,140	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(e)	6,223
397,924	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(e)	5,969
599,517	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(e)	9,209
564,198	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(e)	8,087
134,898	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(e)	3,035
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	39,116
400,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	39,964
10,300	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(e)	340
188,026	Sino-Ocean Group Holding Ltd., 3.000%, 3/27/2033(a)	18,803
51,064	Times China Holdings Ltd., 3.000% PIK and/or 1.000% Cash, 3/30/2029(a)(e)	802
189,370	Times China Holdings Ltd., 4.200% PIK, 9/30/2032(a)(e)	2,689
71,538	Yuzhou Group Holdings Co. Ltd., 1.000% PIK, 6/30/2034(e)	72
66,506	Yuzhou Group Holdings Co. Ltd., 4.000% PIK, 6/30/2028(e)	1,579

Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$115,810	Yuzhou Group Holdings Co. Ltd., 4.500% PIK, 6/30/2029(e)	$2,316
154,581	Yuzhou Group Holdings Co. Ltd., 5.000% PIK, 6/30/2030(e)	3,092
216,849	Yuzhou Group Holdings Co. Ltd., 5.500% PIK, 6/30/2031(e)	2,708
80,795	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(e)	8,079
		183,406
	Food & Beverage — 0.8%
345,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	381,156
705,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	716,391
600,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	630,893
9,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	8,706
9,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	8,574
9,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	8,799
1,254,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,158,440
280,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	273,355
425,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	471,342
325,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	308,115
13,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	12,659
		3,978,430
	Gaming — 0.1%
385,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	348,332
30,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	30,812
		379,144
	Government Owned - No Guarantee — 0.3%
730,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	713,761
805,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	851,761
		1,565,522
	Health Insurance — 0.8%
1,155,000	Centene Corp., 2.500%, 3/01/2031	997,425
310,000	Centene Corp., 3.000%, 10/15/2030	277,307
365,000	Centene Corp., 3.375%, 2/15/2030	335,886
465,000	Elevance Health, Inc., 5.200%, 2/15/2035	474,970
9,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	8,351
670,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	608,479
180,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	177,020
8,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	8,156
781,000	Molina Healthcare, Inc., 6.500%, 2/15/2031(a)	802,110
		3,689,704
	Healthcare — 1.0%
18,000	Avantor Funding, Inc., 3.875%, 11/01/2029(a)	17,213
255,000	Avantor Funding, Inc., 4.625%, 7/15/2028(a)	253,614
15,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	15,656
40,000	HCA, Inc., 4.900%, 11/15/2035	39,453
855,000	HCA, Inc., 5.125%, 6/15/2039	825,682
310,000	HCA, Inc., 5.450%, 9/15/2034	319,004
1,050,000	HCA, Inc., 5.500%, 6/01/2033	1,092,399
770,000	HCA, Inc., 5.600%, 4/01/2034	803,048
5,000	HCA, Inc., 5.750%, 3/01/2035	5,248
375,000	Hologic, Inc., 3.250%, 2/15/2029(a)	369,589
Principal Amount (‡)	Description	Value (†)

	Healthcare — continued
$200,000	Icon Investments Six DAC, 6.000%, 5/08/2034	$211,498
575,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	594,413
12,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	12,536
		4,559,353
	Home Construction — 0.8%
325,000	DR Horton, Inc., 5.500%, 10/15/2035	338,437
1,520,000	Meritage Homes Corp., 5.650%, 3/15/2035	1,552,948
1,010,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,107,488
17,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	17,102
676,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	695,531
		3,711,506
	Independent Energy — 2.7%
565,000	Aker BP ASA, 5.125%, 10/01/2034(a)	552,683
2,220,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	2,259,946
542,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	548,647
60,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	62,047
250,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	257,598
197,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	206,468
12,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	12,449
1,275,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,112,669
4,220,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,327,125
9,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	8,541
960,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	946,805
400,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	386,881
55,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	55,291
39,000	Matador Resources Co., 6.500%, 4/15/2032(a)	39,552
183,000	Matador Resources Co., 6.875%, 4/15/2028(a)	187,005
461,000	SM Energy Co., 6.750%, 8/01/2029(a)	464,385
6,000	SM Energy Co., 7.000%, 8/01/2032(a)	5,898
1,430,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	1,459,358
		12,893,348
	Industrial Other — 0.1%
24,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	25,299
395,000	TopBuild Corp., 4.125%, 2/15/2032(a)	375,145
17,000	TopBuild Corp., 5.625%, 1/31/2034(a)	17,197
		417,641
	Integrated Energy — 0.0%
237,000	Cenovus Energy, Inc., 5.400%, 3/20/2036	236,689
	Leisure — 2.0%
130,000	Carnival Corp., 4.000%, 8/01/2028(a)	128,085
1,080,000	Carnival Corp., 5.750%, 3/15/2030(a)	1,110,685
795,000	Carnival Corp., 5.750%, 8/01/2032(a)	815,893
1,195,000	Carnival Corp., 6.125%, 2/15/2033(a)	1,233,945
405,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	382,867
305,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	312,296
280,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	287,991
140,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	139,981
440,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	441,843
1,705,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,735,542
1,065,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	1,088,768
1,105,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	1,135,328
410,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	424,249
17,000	Viking Cruises Ltd., 5.875%, 10/15/2033(a)	17,263
		9,254,736

Principal Amount (‡)	Description	Value (†)

	Life Insurance — 1.2%
$17,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	$17,170
434,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	319,354
2,270,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,724,375
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,487,327
1,165,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	1,256,523
		5,804,749
	Lodging — 0.9%
195,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	198,814
14,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	12,996
311,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	313,136
12,000	Hilton Domestic Operating Co., Inc., 6.125%, 4/01/2032(a)	12,426
200,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(a)	186,704
236,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	241,897
520,000	Marriott International, Inc., 5.300%, 5/15/2034	536,311
970,000	Marriott International, Inc., 5.500%, 4/15/2037	992,973
300,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	286,622
17,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	16,746
620,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	606,836
815,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	794,672
		4,200,133
	Media Entertainment — 1.4%
470,000	AppLovin Corp., 5.125%, 12/01/2029	482,091
270,000	AppLovin Corp., 5.375%, 12/01/2031	279,982
1,370,000	AppLovin Corp., 5.500%, 12/01/2034	1,407,609
1,814,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	1,916,482
62,000	Discovery Communications LLC, 3.625%, 5/15/2030	57,079
220,000	Discovery Communications LLC, 6.350%, 6/01/2040	182,216
580,000	Meta Platforms, Inc., 4.875%, 11/15/2035	579,223
785,000	Meta Platforms, Inc., 5.625%, 11/15/2055	753,420
1,173,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	1,029,683
		6,687,785
	Metals & Mining — 2.3%
17,000	Carpenter Technology Corp., 5.625%, 3/01/2034(a)	17,267
304,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	310,850
425,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	435,691
258,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	249,518
325,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	297,635
2,905,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	2,679,636
1,205,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	1,268,842
1,190,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	1,248,374
3,165,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	3,495,554
29,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	29,618
77,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	80,812
515,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	526,675
200,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	207,196
		10,847,668
Principal Amount (‡)	Description	Value (†)

	Midstream — 3.2%
$455,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	$419,071
1,040,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	1,012,709
645,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	683,941
530,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	487,266
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	609,827
1,040,000	Energy Transfer LP, 5.000%, 5/15/2044	905,570
1,245,000	Energy Transfer LP, 5.600%, 9/01/2034	1,281,249
335,000	Energy Transfer LP, 5.700%, 4/01/2035	346,768
435,000	Energy Transfer LP, 6.550%, 12/01/2033	476,771
16,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	17,079
715,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	699,331
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	110,270
235,000	Targa Resources Corp., 5.500%, 2/15/2035	240,723
2,055,000	Targa Resources Corp., 5.550%, 8/15/2035	2,103,314
1,056,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	960,931
17,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	13,425
471,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	479,640
869,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	890,065
31,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	31,675
115,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(a)	117,793
1,010,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	1,091,306
595,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	651,497
230,000	Western Midstream Operating LP, 5.250%, 2/01/2050	196,892
405,000	Western Midstream Operating LP, 5.300%, 3/01/2048	349,205
80,000	Western Midstream Operating LP, 5.450%, 4/01/2044	72,885
151,000	Western Midstream Operating LP, 5.500%, 12/15/2035	150,197
55,000	Western Midstream Operating LP, 5.500%, 8/15/2048	48,384
100,000	Western Midstream Operating LP, 6.150%, 4/01/2033	105,887
225,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	233,506
250,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	258,519
		15,045,696
	Natural Gas — 0.1%
245,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	259,612
	Non-Agency Commercial Mortgage-Backed Securities — 2.0%
180,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class B, 1 mo. USD SOFR + 1.800%, 5.550%, 11/15/2042(a)(b)	180,560
155,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class C, 1 mo. USD SOFR + 2.150%, 5.900%, 11/15/2042(a)(b)	155,770
110,000	BPR Commercial Mortgage Trust, Series 2025-STAR, Class A, 4.947%, 11/05/2042(a)(b)	110,640

Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$170,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.372%, 12/15/2038(a)(b)	$168,340
740,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 10.621%, 12/15/2038(a)(b)	722,309
385,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.242%, 6/15/2041(a)(b)	384,880
170,000	BX Trust, Series 2025-DELC, Class C, 1 mo. USD SOFR + 2.200%, 6.157%, 12/15/2042(a)(b)	170,423
2,000,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.193%, 3/15/2042(a)(b)	1,997,500
660,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.450%, 7/15/2044(a)(b)	661,023
580,000	BX Trust, Series 2025-VLT7, Class B, 1 mo. USD SOFR + 2.000%, 5.750%, 7/15/2044(a)(b)	580,899
60,761	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	60,353
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	101,791
185,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	161,935
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	86,089
200,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	169,868
545,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	563,567
100,000	Extended Stay America Trust, Series 2025-ESH, Class C, 1 mo. USD SOFR + 1.850%, 5.600%, 10/15/2042(a)(b)	100,156
100,000	Extended Stay America Trust, Series 2025-ESH, Class D, 1 mo. USD SOFR + 2.600%, 6.350%, 10/15/2042(a)(b)	100,625
95,000	Extended Stay America Trust, Series 2025-ESH, Class E, 1 mo. USD SOFR + 3.350%, 7.100%, 10/15/2042(a)(b)	95,593
295,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	210,925
315,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033(a)(b)(f)	99,225
200,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	163,117
344,426	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.571%, 12/15/2047(a)(b)	334,428
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.571%, 12/15/2047(a)(b)	94,847
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.350%, 1/15/2042(a)(b)	299,906
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 5.750%, 1/15/2042(a)(b)	199,255
100,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	100,590
84,800	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	81,407
200,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	166,959
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	$262,466
379,035	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.145%, 8/15/2046(b)	365,193
249,823	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	216,302
		9,166,941
	Oil Field Services — 0.3%
1,560,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	1,535,873
8,000	Oceaneering International, Inc., 6.000%, 2/01/2028	8,090
16,190	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	16,535
12,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	12,289
		1,572,787
	Other REITs — 0.3%
270,000	EPR Properties, 3.600%, 11/15/2031	250,222
1,245,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	1,260,213
		1,510,435
	Packaging — 0.4%
1,623,000	Ball Corp., 5.500%, 9/15/2033	1,654,474
	Pharmaceuticals — 1.8%
745,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	666,775
706,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	741,229
610,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	806,531
520,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	731,033
134,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	132,453
3,097,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,341,966
703,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	704,796
695,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	702,854
200,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	209,902
645,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	709,518
460,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	529,662
200,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	207,445
		8,484,164
	Property & Casualty Insurance — 0.8%
425,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	438,042
133,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 4/15/2028(a)	135,417
146,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	151,472
12,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	12,341
250,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	252,616
250,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	259,142
21,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	21,758

Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — continued
$180,000	Brown & Brown, Inc., 5.550%, 6/23/2035	$184,564
1,270,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	1,286,471
16,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	16,580
33,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	33,718
1,135,000	Stewart Information Services Corp., 3.600%, 11/15/2031	1,003,468
129,000	Willis North America, Inc., 5.150%, 3/15/2036	129,011
		3,924,600
	Restaurants — 0.4%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	236,720
60,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	59,145
697,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	663,826
691,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	703,566
13,000	Yum! Brands, Inc., 3.625%, 3/15/2031	12,297
13,000	Yum! Brands, Inc., 4.625%, 1/31/2032	12,740
		1,688,294
	Retailers — 0.4%
1,025,000	Dillard's, Inc., 7.750%, 7/15/2026	1,040,447
815,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	853,463
5,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	4,693
		1,898,603
	Sovereigns — 3.8%
1,035,000	Chile Government International Bonds, 3.100%, 1/22/2061	640,147
1,295,000	Chile Government International Bonds, 3.250%, 9/21/2071	799,598
200,000	Chile Government International Bonds, 4.340%, 3/07/2042	177,680
821,000	Egypt Government International Bonds, 5.800%, 9/30/2027	829,570
1,481,000	Kuwait International Government Bonds, 4.136%, 10/09/2030(a)	1,480,377
958,000	Kuwait International Government Bonds, 4.652%, 10/09/2035(a)	956,677
615,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	633,143
403,000	Nigeria Government International Bonds, 6.500%, 11/28/2027	408,428
875,000	Pakistan Government International Bonds, 6.000%, 4/08/2026	872,778
500,000	Pakistan Government International Bonds, 6.875%, 12/05/2027	503,522
878,000	Republic of Poland Government International Bonds, 5.375%, 2/12/2035	910,177
1,747,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	1,670,713
400,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	371,220
300,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)	364,335
100,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)(a)	121,445
705,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	846,064
1,570,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	1,685,426
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$550,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	$592,548
335,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	358,535
1,164,000	Romania Government International Bonds, 6.375%, 1/30/2034	1,210,595
1,504,000	Romania Government International Bonds, 6.625%, 5/16/2036	1,567,619
278,000	Romania Government International Bonds, 7.125%, 1/17/2033	301,775
745,000	Turkiye Government International Bonds, 6.950%, 9/16/2035	766,404
		18,068,776
	Technology — 5.7%
395,000	Block, Inc., 3.500%, 6/01/2031	371,266
16,000	Block, Inc., 6.500%, 5/15/2032	16,638
70,000	Broadcom, Inc., 2.600%, 2/15/2033	61,643
915,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	787,985
680,000	Broadcom, Inc., 3.419%, 4/15/2033	629,452
2,065,000	Broadcom, Inc., 3.469%, 4/15/2034	1,882,956
1,465,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	1,364,636
840,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	855,888
191,000	Cipher Compute LLC, 7.125%, 11/15/2030(a)	194,530
820,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	809,802
9,000	Entegris, Inc., 3.625%, 5/01/2029(a)	8,646
1,585,000	Entegris, Inc., 4.750%, 4/15/2029(a)	1,588,458
8,000	Entegris, Inc., 5.950%, 6/15/2030(a)	8,160
692,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	710,786
489,000	Flash Compute LLC, 7.250%, 12/31/2030(a)	484,483
1,028,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	985,730
390,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(a)	391,063
34,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	33,559
1,215,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	1,198,656
13,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	12,843
12,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	12,326
115,000	Leidos, Inc., 4.375%, 5/15/2030	114,858
160,000	Leidos, Inc., 5.400%, 3/15/2032	166,417
320,000	Leidos, Inc., 5.500%, 3/15/2035	332,559
1,080,000	Leidos, Inc., 5.750%, 3/15/2033	1,144,343
1,250,000	Micron Technology, Inc., 5.875%, 9/15/2033	1,327,497
1,745,000	Motorola Solutions, Inc., 5.550%, 8/15/2035	1,813,406
575,000	MSCI, Inc., 5.250%, 9/01/2035	578,794
430,000	NetApp, Inc., 5.500%, 3/17/2032	447,287
380,000	NetApp, Inc., 5.700%, 3/17/2035	397,687
20,000	Open Text Corp., 3.875%, 12/01/2029(a)	18,981
20,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	19,116
34,000	Oracle Corp., 3.950%, 3/25/2051	22,371
2,105,000	Oracle Corp., 5.200%, 9/26/2035	2,016,760
787,000	Oracle Corp., 5.950%, 9/26/2055	697,293
68,000	Oracle Corp., 6.000%, 8/03/2055	59,962
320,000	Paychex, Inc., 5.600%, 4/15/2035	335,134
8,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	7,979
8,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	8,110
6,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	6,135

Principal Amount (‡)	Description	Value (†)

	Technology — continued
$6,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(a)	$6,185
6,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(a)	6,363
380,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	370,763
200,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	203,061
153,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	143,587
34,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	33,208
645,000	Synopsys, Inc., 5.700%, 4/01/2055	639,833
770,000	TD SYNNEX Corp., 5.300%, 10/10/2035	762,471
655,000	TD SYNNEX Corp., 6.100%, 4/12/2034	692,113
995,000	Trimble, Inc., 6.100%, 3/15/2033	1,071,360
176,000	Western Digital Corp., 4.750%, 2/15/2026	176,135
619,000	WULF Compute LLC, 7.750%, 10/15/2030(a)	637,724
16,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	16,540
		26,683,538
	Treasuries — 17.5%
7,627(g )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	1,226,144
318,490,000	Hungary Government Bonds, 2.750%, 12/22/2026, (HUF)	944,612
265,600,000	Hungary Government Bonds, 9.500%, 10/21/2026, (HUF)	832,033
449,000(h )	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	2,336,745
72,367,619	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	4,376,392
77,444,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	1,817,624
49,566,750	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	1,155,330
45,317,000	U.S. Treasury Notes, 3.500%, 11/30/2030	44,860,290
22,560,000	U.S. Treasury Notes, 4.000%, 3/31/2030(i)	22,847,288
14,883,000	Uruguay Government International Bonds, 8.000%, 10/29/2035, (UYU)	392,038
27,220,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	710,347
27,700,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	796,232
		82,295,075
	Wireless — 0.9%
1,165,000	American Tower Corp., 5.900%, 11/15/2033	1,244,323
400,000	SoftBank Group Corp., 4.625%, 7/06/2028	390,284
875,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,058,187
265,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	238,241
605,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	594,404
500,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	529,708
		4,055,147
	Wirelines — 0.3%
1,200,000	AT&T, Inc., 5.375%, 8/15/2035	1,229,699
	Total Non-Convertible Bonds (Identified Cost $405,870,985)	407,101,895

Convertible Bonds — 1.7%
	Cable Satellite — 0.2%
317,781	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	1,061,389
	Consumer Cyclical Services — 0.2%
224,000	DoorDash, Inc., Zero Coupon, 5/15/2030(a)	233,968
Principal Amount (‡)	Description	Value (†)

	Consumer Cyclical Services — continued
$170,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	$191,760
152,000	MakeMyTrip Ltd., Zero Coupon, 7/01/2030(a)	148,808
220,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	285,340
		859,876
	Diversified Manufacturing — 0.1%
129,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	211,495
208,000	Itron, Inc., 1.375%, 7/15/2030	210,210
		421,705
	Electric — 0.1%
110,000	Evergy, Inc., 4.500%, 12/15/2027	133,870
205,000	FirstEnergy Corp., 3.875%, 1/15/2031(a)	220,580
178,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	190,015
		544,465
	Financial Other — 0.1%
399,217	CIFI Holdings Group Co. Ltd., Series IAI, Zero Coupon, 6/30/2029	29,562
418,177	Country Garden Holdings Co. Ltd., Series AI, Zero Coupon, 12/31/2031	50,528
186,000	IREN Ltd., Zero Coupon, 7/01/2031(a)	137,733
117,264	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	1,173
146,587	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	733
234,530	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	880
234,530	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	880
293,162	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	366
293,162	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	366
553,067	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	1,383
1,051,448	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	58,744
464,698	Sino-Ocean Group Holding Ltd., Zero Coupon, 3/27/2027(a)	3,485
545,208	Sunac China Holdings Ltd., Zero Coupon, 6/23/2026(a)	85,194
402,886	Sunac China Holdings Ltd., Zero Coupon, 6/23/2028(a)	86,060
231,451	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	1,866
45,332	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	390
		459,343
	Food & Beverage — 0.1%
218,000	Post Holdings, Inc., 2.500%, 8/15/2027	234,568
	Independent Energy — 0.0%
70,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	67,445
	Industrial Other — 0.1%
179,000	Fluor Corp., 1.125%, 8/15/2029	203,917
58,000	Granite Construction, Inc., 3.750%, 5/15/2028	147,146
		351,063
	Leisure — 0.0%
192,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	213,720

Principal Amount (‡)	Description	Value (†)

	Media Entertainment — 0.0%
$67,000	Spotify USA, Inc., Zero Coupon, 3/15/2026	$76,045
	Midstream — 0.0%
118,000	UGI Corp., 5.000%, 6/01/2028	167,206
	Pharmaceuticals — 0.0%
97,000	Zoetis, Inc., 0.250%, 6/15/2029(a)	99,667
	Retailers — 0.1%
183,000	Burlington Stores, Inc., 1.250%, 12/15/2027	271,023
59,000	Freshpet, Inc., 3.000%, 4/01/2028	68,971
		339,994
	Technology — 0.7%
125,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(a)	135,875
79,000	Commvault Systems, Inc., Zero Coupon, 9/15/2030(a)	70,033
300,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030(a)	320,550
216,000	Euronet Worldwide, Inc., 0.625%, 10/01/2030(a)	196,965
269,000	Guidewire Software, Inc., 1.250%, 11/01/2029	295,765
47,000	InterDigital, Inc., 3.500%, 6/01/2027	193,664
159,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	197,717
326,000	Nutanix, Inc., 0.500%, 12/15/2029	314,427
295,000	Rubrik, Inc., Zero Coupon, 6/15/2030(a)	289,837
62,000	Seagate HDD Cayman, 3.500%, 6/01/2028	208,227
166,000	Snowflake, Inc., Zero Coupon, 10/01/2029	256,304
116,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	117,276
228,000	Wix.com Ltd., Zero Coupon, 9/15/2030(a)	201,438
300,000	Zscaler, Inc., Zero Coupon, 7/15/2028(a)	280,650
		3,078,728
	Total Convertible Bonds (Identified Cost $9,244,374)	7,975,214

Municipals — 0.4%
	Virginia — 0.4%
2,645,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $2,629,566)	2,002,053
	Total Bonds and Notes (Identified Cost $417,744,925)	417,079,162

Senior Loans — 5.0%
	Automotive — 0.1%
670,000	Allison Transmission, Inc., 2025 Incremental Term Loan B, 11/05/2032(j)	672,794
95,775	First Brands Group LLC, 2021 Term Loan, 9.570%, 3/30/2027(d)	194
305,622	First Brands Group LLC, 2022 Incremental Term Loan, 3/30/2027(d)	620
99,911	First Brands Group LLC, 2025 DIP Term Loan, 8.450% PIK and/or 1 mo. USD SOFR + 1.550% Cash, 6/29/2026(b)(e)(k)	17,984
285,382	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.843% PIK and/or 3 mo. USD SOFR + 7.000% Cash, 6/29/2026(b)(e)(k)	3,282
		694,874
	Brokerage — 0.0%
213,383	Citadel Securities LP, 2024 First Lien Term Loan, 3 mo. USD SOFR + 2.000%, 5.672%, 10/31/2031(b)(k)	214,425
Principal Amount (‡)	Description	Value (†)

	Chemicals — 0.2%
$765,000	Solstice Advanced Materials, Inc., Term Loan B, 3 mo. USD SOFR + 1.750%, 5.593%, 10/29/2032(b)(k)	$768,351
	Construction Machinery — 0.1%
180,000	Herc Holdings, Inc., Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.522%, 6/02/2032(b)(k)	180,637
153,840	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.466%, 10/08/2031(b)(k)	154,455
169,139	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.216%, 2/14/2031(b)(k)	169,773
		504,865
	Consumer Cyclical Services — 0.2%
100,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.471%, 4/06/2028(b)(k)	100,075
904,226	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.471%, 6/22/2030(b)(k)	906,125
		1,006,200
	Diversified Manufacturing — 0.3%
224,829	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 5.734%, 2/11/2028(b)(k)	225,252
989,588	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.839%, 6/13/2031(b)(k)	989,281
		1,214,533
	Electric — 0.5%
2,127,327	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.593%, 4/16/2031(b)(k)	2,132,284
	Environmental — 0.2%
700,000	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.216%, 10/08/2032(b)(k)	705,831
	Gaming — 0.5%
555,800	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.534%, 3/04/2032(b)(k)	555,700
1,405,489	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.422%, 11/30/2030(b)(k)	1,403,142
527,350	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.672%, 6/04/2032(b)(k)	527,350
49,252	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 5.986%, 4/14/2029(b)(k)	49,359
		2,535,551
	Healthcare — 0.3%
1,044,720	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 5/09/2031(b)(k)	1,048,356
480,274	IQVIA, Inc., 2025 Incremental Term Loan B5, 3 mo. USD SOFR + 1.750%, 5.422%, 1/02/2031(b)(k)	482,978
		1,531,334
	Lodging — 0.6%
716,063	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.477%, 11/08/2030(b)	720,101
1,970,000	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.466%, 5/24/2030(b)(k)	1,973,428
		2,693,529
	Metals & Mining — 0.2%
792,367	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.422%, 3/11/2032(b)(k)	795,006

Principal Amount (‡)	Description	Value (†)

	Paper — 0.2%
$1,052,880	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 5/23/2031(b)	$1,056,639
	Property & Casualty Insurance — 0.4%
922,457	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 2/15/2031(j)	919,579
688,171	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.924%, 2/15/2031(b)(k)	686,023
155,430	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 5.716%, 9/15/2031(b)(k)	155,528
268,231	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.422%, 5/06/2031(b)(k)	268,344
		2,029,474
	Technology — 1.1%
199,374	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.484%, 10/24/2030(b)(k)	199,748
184,535	Darktrace PLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 7.185%, 10/09/2031(b)	185,096
1,641,390	Dayforce, Inc., 2025 Term Loan, 8/20/2032(j)	1,635,530
968,488	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.466%, 1/31/2030(b)(k)	968,614
1,959,396	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.466%, 6/24/2031(b)(k)	1,962,590
		4,951,578
	Wireless — 0.1%
462,857	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.470%, 1/25/2031(b)(k)	464,542
	Total Senior Loans (Identified Cost $23,644,796)	23,299,016

Collateralized Loan Obligations — 1.9%
255,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.194%, 7/16/2037(a)(b)	254,988
970,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class BR, 3 mo. USD SOFR + 1.700%, 5.584%, 10/20/2037(a)(b)	971,600
420,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class B, 3 mo. USD SOFR + 1.650%, 5.508%, 1/25/2038(a)(b)	421,515
610,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.257%, 10/22/2037(a)(b)	611,083
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3 mo. USD SOFR + 3.152%, 7.045%, 7/16/2031(a)(b)	305,164
340,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 7.684%, 4/20/2037(a)(b)	341,351
1,090,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.207%, 4/22/2034(a)(b)	1,078,219
365,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 7.216%, 4/15/2034(a)(b)	359,544
500,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.160%, 7/23/2037(a)(b)	499,000
1,885,000	Oaktree CLO Ltd., Series 2019-2A, Class BRR, 3 mo. USD SOFR + 2.200%, 6.105%, 10/15/2037(a)(b)	1,891,863
890,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.505%, 7/15/2037(a)(b)	892,131
Principal Amount (‡)	Description	Value (†)

$625,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.055%, 7/15/2037(a)(b)	$627,659
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3 mo. USD SOFR + 3.512%, 7.396%, 4/20/2034(a)(b)	244,729
154,063	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 5.251%, 5/20/2031(a)(b)	154,061
525,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D1R, 3 mo. USD SOFR + 2.700%, 6.582%, 10/17/2038(a)(b)	526,999
	Total Collateralized Loan Obligations (Identified Cost $9,180,608)	9,179,906

Shares
Common Stocks— 0.3%
	Biotechnology — 0.2%
18,635	BioMarin Pharmaceutical, Inc.(f)	1,107,478
	Media — 0.1%
138,910	Optimum Communications, Inc., Class A(f)	229,201
	Oil, Gas & Consumable Fuels — 0.0%
939	Battalion Oil Corp.(f)	1,061
	Real Estate Management & Development — 0.0%
1,800	Country Garden Holdings Co. Ltd.(f)	96
145,357	Kaisa Group Holdings Ltd.(f)	1,802
46,580	Sunac China Holdings Ltd.(f)	7,856
130,840	Times China Holdings Ltd.(f)	1,724
75,187	Yuzhou Group Holdings Co. Ltd.(f)	1,014
		12,492
	Total Common Stocks (Identified Cost $4,333,453)	1,350,232

Preferred Stocks — 0.1%

Convertible Preferred Stocks — 0.1%
	Aerospace & Defense — 0.1%
5,924	Boeing Co., 6.000%	409,111
	Brokerage — 0.0%
900	Apollo Global Management, Inc., 6.750%	67,968
	Electric — 0.0%
5,316	PG&E Corp., Series A, 6.000%	217,956
	Total Convertible Preferred Stocks (Identified Cost $592,844)	695,035
	Total Preferred Stocks (Identified Cost $592,844)	695,035
	Total Purchased Options — 0.1% (Identified Cost $698,914) (see details below)	393,146

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 3.6%
$12,188,498	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2025 at 2.150% to be repurchased at $12,189,954 on 1/02/2026 collateralized by $12,380,600 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $12,432,426 including accrued interest(l)	$12,188,498
4,780,000	U.S. Treasury Bills, 3.488%, 6/18/2026(m)	4,702,437
	Total Short-Term Investments (Identified Cost $16,890,692)	16,890,935
	Total Investments — 99.8% (Identified Cost $473,086,232)	468,887,432
	Other assets less liabilities — 0.2%	764,318
	Net Assets — 100.0%	$469,651,750

Purchased Options — 0.1%
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Cost	Value (†)
Options on Futures — 0.1%
CBOT 10 Year U.S. Treasury Notes, Put	2/20/2026	103	690,000	$77,581,875	$12,223	$690
CBOT 10 Year U.S. Treasury Notes, Put	2/20/2026	111	690,000	77,581,875	378,786	161,719
CBOT 5 Year U.S. Treasury Notes, Call	1/23/2026	109.5	1,050,000	114,769,922	297,507	229,687
CBOT 5 Year U.S. Treasury Notes, Call	1/23/2026	115	1,050,000	114,769,923	10,398	1,050
Total					$698,914	$393,146

Written Options — (0.1%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.1%)
CBOT 10 Year U.S. Treasury Notes, Put	2/20/2026	110	(1,380,000)	$(155,163,750)	$(406,803)	$(129,375)
CBOT 5 Year U.S. Treasury Notes, Call	1/23/2026	110	(2,100,000)	(229,539,845)	(323,736)	(180,470)
Total					$(730,539)	$(309,845)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the value of Rule 144A holdings amounted to
$201,047,403 or 42.8% of net assets.

(b)
Variable rate security. Rate as of December 31, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	Non-income producing security.
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(l)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of December 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
DIP	Debtor In Possession
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/18/2026	EUR	S	1,063,000	$1,256,094	$1,253,450	$2,644
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	3/20/2026	82	$9,292,985	$9,219,875	$(73,110)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2026	3,250	356,263,278	355,240,236	(1,023,042)
Total					$(1,096,152)

At December 31, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	3/31/2026	144	$30,074,364	$30,065,625	$8,739
CBOT U.S. Long Bond Futures	3/20/2026	71	8,307,278	8,207,156	100,122
CBOT Ultra Long-Term U.S. Treasury Bond Futures	3/20/2026	70	8,434,042	8,260,000	174,042
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2026	964	111,704,897	110,875,063	829,834
Total					$1,112,737

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$417,079,162	$ —	$417,079,162
Senior Loans(a)	—	23,299,016	—	23,299,016
Collateralized Loan Obligations	—	9,179,906	—	9,179,906
Common Stocks
Real Estate Management & Development	1,110	11,382	—	12,492
All Other Common Stocks(a)	1,337,740	—	—	1,337,740
Total Common Stocks	1,338,850	11,382	—	1,350,232
Preferred Stocks(a)	695,035	—	—	695,035
Short-Term Investments	—	16,890,935	—	16,890,935
Purchased Options(a)	393,146	—	—	393,146
Total Investments	2,427,031	466,460,401	—	468,887,432
Forward Foreign Currency Contracts (unrealized appreciation)	—	2,644	—	2,644
Futures Contracts (unrealized appreciation)	1,112,737	—	—	1,112,737
Total	$3,539,768	$466,463,045	$ —	$470,002,813

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(309,845)	$ —	$ —	$(309,845)
Futures Contracts (unrealized depreciation)	(1,096,152)	—	—	(1,096,152)
Total	$(1,405,997)	$ —	$ —	$(1,405,997)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.